Operating segments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Summary of operating segments

Gross product sales	2020 US$m	2019 US$m	2018 US$m
Iron Ore	27,508	24,075	18,731
Aluminium	9,314	10,340	12,191
Copper & Diamonds	5,428	5,815	6,468
Energy & Minerals	5,014	5,150	5,451
Reportable segments total	47,264	45,380	42,841
Other Operations	18	18	9
Inter-segment transactions	(264)	(31)	(15)
Product group total	47,018	45,367	42,835
Share of equity accounted unit sales and adjustments for intra-subsidiary/equity accounted units sales	(2,407)	(2,202)	(2,313)
Consolidated sales revenue per income statement	44,611	43,165	40,522
Gross product sales includes the Group’s proportionate share of product sales by equity accounted units (after adjusting for sales to subsidiaries) of US$2,441 million (2019: US$2,234 million; 2018: US$2,354 million) which are not included in consolidated sales revenue. Consolidated sales revenue includes subsidiary sales of US$34 million (2019: US$32 million; 2018: US$41 million) to equity accounted units which are not included in gross product sales.

Capital expenditure	2020 US$m	2019 US$m	2018 US$m
Iron Ore	2,941	1,741	1,302
Aluminium	1,085	1,456	1,373
Copper & Diamonds	1,864	2,087	2,150
Energy & Minerals	428	551	442
Reportable segments total	6,318	5,835	5,267
Other Operations	2	(4)	12
Product group total	6,320	5,831	5,279
Other items	79	64	65
Less: capital expenditure of equity accounted units	(255)	(456)	(500)
Capital expenditure per financial information by business unit	6,144	5,439	4,844
Add back: proceeds from disposal of property, plant and equipment(a)	45	49	586
Capital expenditure per cash flow statement	6,189	5,488	5,430
(a)In 2018, proceeds from disposal of property, plant and equipment included US$508 million received on the sale of surplus land at Kitimat.
Capital expenditure for reportable segments comprises the net cash outflow on purchases less disposals of property, plant and equipment, capitalised evaluation costs and purchases less disposals of other intangible assets. The details provided include 100% of subsidiaries’ capital expenditure and Rio Tinto’s share of the capital expenditure of joint operations and equity accounted units.

Depreciation and amortisation	2020 US$m	2019 US$m	2018 US$m
Iron Ore	1,838	1,723	1,702
Aluminium	1,191	1,312	1,122
Copper & Diamonds	1,153	1,320	1,317
Energy & Minerals	392	428	455
Reportable segments total	4,574	4,783	4,596
Other Operations	199	177	26
Product group total	4,773	4,960	4,622
Other items	82	77	43
Less: depreciation and amortisation of equity accounted units	(576)	(653)	(650)
Depreciation and amortisation per note 4	4,279	4,384	4,015
Product group depreciation and amortisation for reportable segments include 100% of subsidiaries’ depreciation and amortisation and Rio Tinto’s share of the depreciation and amortisation of equity accounted units. Rio Tinto’s share of the depreciation and amortisation charge of equity accounted units is deducted to arrive at depreciation and amortisation as shown in note 4. These figures do not include impairment charges and reversals, which are excluded from underlying earnings.

Tax charge/(credit)	2020 US$m	2019 US$m	2018 US$m
Iron Ore	5,035	4,198	2,830
Aluminium	320	211	532
Copper & Diamonds	(238)	65	118
Energy & Minerals	360	411	500
Reportable segments total	5,477	4,885	3,980
Other Operations	(7)	(51)	(51)
Inter-segment transactions	(24)	(2)	—
Product group total	5,446	4,832	3,929
Other items	(179)	(67)	(276)
Exploration and evaluation not attributed to product groups	(34)	(83)	(38)
Net finance costs	(38)	(144)	(174)
	5,195	4,538	3,441
Tax (credit)/charge excluded from underlying earnings	(204)	(391)	801
Taxation per income statement	4,991	4,147	4,242
Tax charge/(credit) excludes amounts relating to equity accounted units. Further information on the tax charge/(credit) excluded from underlying earnings is provided in the section “Underlying earnings”, below.

Underlying EBITDA	2020 US$m	2019 US$m	2018 US$m
Iron Ore	18,837	16,098	11,378
Aluminium	2,152	2,285	3,095
Copper & Diamonds	2,172	2,073	2,776
Energy & Minerals	1,646	1,762	2,140
Reportable segments total	24,807	22,218	19,389
Other Operations	—	(77)	(70)
Inter-segment transactions	(94)	(9)	—
Product group total	24,713	22,132	19,319
Central pension costs, share-based payments and insurance	72	59	(128)
Restructuring, project and one-off costs	(133)	(183)	(272)
Central costs	(500)	(496)	(552)
Exploration and evaluation not attributed to product groups	(250)	(315)	(231)
Underlying EBITDA	23,902	21,197	18,136
Impairment charges	(1,272)	(3,487)	(132)
Gains/(losses) on embedded commodity derivatives not qualifying for hedge accounting (including exchange)	6	(260)	279
Net (losses)/gains on consolidation and disposal of interests in businesses	—	(291)	4,622
Change in closure estimates (non-operating and fully impaired sites)	(401)	—	(376)
Gain on sale of wharf and land in Kitimat, Canada	—	—	602
Change in other exclusions	—	(171)	—
Items excluded from underlying EBITDA	(1,667)	(4,209)	4,995
Depreciation and amortisation in subsidiaries and equity accounted units	(4,650)	(4,925)	(4,559)
Taxation and finance items in equity accounted units	(443)	(296)	(372)
Finance items	(1,751)	(648)	(33)
Profit before taxation	15,391	11,119	18,167
2 Operating segments continued

Underlying earnings	2020 US$m	2019 US$m	2018 US$m
Iron Ore	11,398	9,638	6,531
Aluminium	471	599	1,347
Copper & Diamonds	763	554	1,054
Energy & Minerals	577	611	995
Reportable segments total	13,209	11,402	9,927
Other Operations	(54)	(89)	(102)
Inter-segment transactions	(32)	(3)	—
Product group total	13,123	11,310	9,825
Central pension costs, share-based payments and insurance	81	60	(90)
Restructuring, project and one-off costs	(108)	(94)	(190)
Central costs	(418)	(550)	(410)
Exploration and evaluation not attributed to product groups	(216)	(231)	(193)
Net finance costs	(14)	(122)	(134)
Underlying earnings	12,448	10,373	8,808
Items excluded from underlying earnings	(2,679)	(2,363)	4,830
Net earnings attributable to owners of Rio Tinto per income statement	9,769	8,010	13,638
Reconciliation of underlying earnings to net earnings

	Pre-tax(h) 2020 US$m	Taxation 2020 US$m	Non-controlling interests 2020 US$m	Net amount 2020 US$m	Net amount 2019 US$m	Net amount 2018 US$m
Underlying earnings	18,282	(5,195)	(639)	12,448	10,373	8,808

Items excluded from underlying earnings
Impairment charges (note 6)	(1,243)	128	—	(1,115)	(1,658)	(104)
Net (losses)/gains on consolidation and disposal of interests in businesses(a)	—	—	—	—	(291)	3,996
Exchange and derivative gains/(losses):
– Exchange (losses)/gains on external net debt, intragroup balances and derivatives(b)	(1,138)	5	8	(1,125)	51	550
– Losses on currency and interest rate derivatives not qualifying for hedge accounting(c)	(142)	(19)	4	(157)	(59)	(48)
– Gains/(losses) on embedded commodity derivatives not qualifying for hedge accounting(d)	33	(10)	(5)	18	(192)	202
Net losses from movements to closure estimates (non-operating and fully impaired sites)(e)	(401)	100	1	(300)	—	(335)
Gain relating to surplus land at Kitimat(f)	—	—	—	—	—	569
Other exclusions(g)	—	—	—	—	(214)	—
Total excluded from underlying earnings	(2,891)	204	8	(2,679)	(2,363)	4,830
Net earnings	15,391	(4,991)	(631)	9,769	8,010	13,638
(a)In 2019, the net loss mainly related to the disposal of our entire 68.62% stake in Rössing Uranium on 16 July 2019 for which we recorded a pre-tax loss of US$289 million (US$289 million net of tax).
In 2018, the net gain related mainly to the sales of the Hail Creek coal mine and the Kestrel underground coal mine, which both completed on 1 August 2018, the sale of the Dunkerque aluminium smelter on 14 December 2018 and the sale of Grasberg on 21 December 2018. The net gain in 2018 also includes a gain on consolidation recognised on the formation on 10 May 2018 of ELYSIS, a new joint venture to develop a carbon-free smelting process.
Refer to note 36 for further details in respect of these transactions.
(b)Exchange losses on external net debt and intragroup balances comprise post-tax foreign exchange losses on intragroup balances of US$1,330 million partially offset by post-tax gains of US$205 million on external net debt, primarily as a result of strengthening of the Australian dollar against the US dollar. In 2019, exchange gains on external net debt and intragroup balances comprise post-tax foreign exchange gains on net debt of US$60 million and post-tax losses of US$9 million on intragroup balances, primarily as a result of the Canadian dollar strengthening against the US dollar. From 1 January 2019, all foreign exchange gains and losses relating to net debt are excluded from underlying earnings. In 2018 and previous years, foreign exchange gains and losses on non-US dollar cash held in US dollar functional currency entities was included within underlying earnings. The impact of this change on the reported 2018 comparatives is insignificant, and therefore the comparatives have not been restated. In 2018 the net exchange gains comprise post-tax foreign exchange losses of US$386 million on US dollar denominated net debt and US$936 million gains on intragroup balances.
(c)Valuation changes on currency and interest rate derivatives, which are ineligible for hedge accounting, other than those embedded in commercial contracts, and the currency revaluation of embedded US dollar derivatives contained in contracts held by entities whose functional currency is not the US dollar.
(d)Valuation changes on derivatives, embedded in commercial contracts, that are ineligible for hedge accounting, but for which there will be an offsetting change in future Group earnings. Mark-to-market movements on commodity derivatives entered into with the commercial objective of achieving spot pricing for the underlying transaction at the date of settlement are included in underlying earnings.
(e)In 2020 the pre-feasibility study for the Gove refinery closure was completed, resulting in an increase to the closure provision. As a non-operating asset, this increase was recognised through the income statement. Also in 2020, the feasibility study for the Argyle mine closure was completed, resulting in a decrease to the closure provision. As the assets at Argyle had previously been fully impaired this decrease was recognised through the income statement, in line with previous movements to the closure provision. This amount also includes an increase in Diavik's closure provision to reflect the latest findings from the ongoing Pre-Feasibility Study, recognised through the incomes statement as Diavik was fully impaired during the year. It also includes the net earnings impact (US$138 million loss) in respect of increases to these closure provisions following a reduction to the closure discount rate to 1.5%.
In 2018, the pre-feasibility study for the Argyle mine closure was completed, resulting in an increase to the closure provision. As the assets at Argyle had previously been fully impaired, this increase was not capitalised and was instead recognised in the income statement. Also in 2018, the feasibility study for the closure of the Ranger Project Area at Energy Resources of Australia (ERA) was finalised, resulting in an increase to the closure provision. As the assets of ERA had been fully impaired, this increase was recognised in the income statement. The charge was excluded from underlying earnings.
(f)In November 2018, Rio Tinto completed the lease and sale of a wharf and land in Kitimat. The resulting gain on disposal of property, plant and equipment and other income were both excluded from underlying earnings on the grounds of materiality.
(g)In 2019, other exclusions included provisions for obligations in respect of legacy operations of US$246 million (loss of US$233 million after tax), partially offset by the write-back of a net realisable value provision in respect of low grade stockpile inventories at Oyu Tolgoi of US$75 million (gain of US$19 million after tax and non-controlling interests). As a result of increased uncertainty over timing of production from the Oyu Tolgoi underground project (refer to note 6), we expected to utilise low grade stockpiles sooner than previously forecast. This was excluded from underlying earnings, consistent with the related impairment charge recognised in 2019.
(h)Exclusions from underlying earnings relating to equity accounted units are stated after tax and are included in the column “Pre-tax”.